Exhibit 99.2

Monthly Investor Report: Verizon Master Trust - VZMT 2022-6

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

June 2025	07/21/2025	35	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A	7/21/25	01/22/2029	$479,240,000.00		3.67%			3.67%
Class B	7/21/25	01/22/2029	$41,430,000.00		3.91%			3.91%
Class C	7/21/25	01/22/2029	$19,250,000.00		4.16%			4.16%

Total			$539,920,000.00

Series 2022-6 Allocation % x Group One Available Funds								$36,979,299.74
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$5,916,931.51
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								539,920,000.00

Total Available Funds								$582,816,231.25

Beginning of Period Reserve Account Balance								$5,916,931.51
Required Reserve Amount								$0.00
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								5,916,931.51
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$0.00

Waterfall Distribution				Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee				$39.47	$39.47	$0.00	$0.00	$582,816,191.78
Owner Trustee Fee				$118.44	$118.44	$0.00	$0.00	$582,816,073.34
Asset Representations Reviewer Fee				$20.73	$20.73	$0.00	$0.00	$582,816,052.61
Supplemental ARR Fee				$82.91	$82.91	$0.00	$0.00	$582,815,969.70
Indenture Trustee Fee				$1,250.00	$1,250.00	$0.00	$0.00	$582,814,719.70
Servicing Fee				$411,401.42	$411,401.42	$0.00	$0.00	$582,403,318.28
Class A Note Interest				$1,465,675.67	$1,465,675.67	$0.00	$0.00	$580,937,642.61
First Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$580,937,642.61
Class B Note Interest				$134,992.75	$134,992.75	$0.00	$0.00	$580,802,649.86
Second Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$580,802,649.86
Class C Note Interest				$66,733.33	$66,733.33	$0.00	$0.00	$580,735,916.53
Third Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$580,735,916.53
Reserve Account up to Required Reserve Amount				$0.00	$0.00	$0.00	$0.00	$580,735,916.53
Regular Priority Principal Payment				$539,920,000.00	$539,920,000.00	$0.00	$0.00	$40,815,916.53
Supplemental Successor Servicer Fee				$0.00	$0.00	$0.00	$0.00	$40,815,916.53
Additional Interest Amounts				$0.00	$0.00	$0.00	$0.00	$40,815,916.53
Make-Whole Payments				$0.00	$0.00	$0.00	$0.00	$40,815,916.53
Additional Fees and Expenses				$0.00	$0.00	$0.00	$0.00	$40,815,916.53
Additional Trust Expenses				$0.00	$0.00	$0.00	$0.00	$40,815,916.53
Class R Interest				$40,815,916.53	$40,815,916.53	$0.00	$0.00	$0.00

Total				$582,816,231.25	$582,816,231.25	$0.00	$0.00

Total Priority Principle Payments and Additional Interest Amounts								$539,920,000.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A			$479,240,000.00	$0.00	$1,465,675.67	$0.00	$0.00	$480,705,675.67
Class B			$41,430,000.00	$0.00	$134,992.75	$0.00	$0.00	$41,564,992.75
Class C			$19,250,000.00	$0.00	$66,733.33	$0.00	$0.00	$19,316,733.33

Total			$539,920,000.00	$0.00	$1,667,401.75	$0.00	$0.00	$541,587,401.75

	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$0.00	$0.00	$0.00	$0.00	$479,240,000.00	1.00	$0.00	0.00
Class B	$0.00	$0.00	$0.00	$0.00	$41,430,000.00	1.00	$0.00	0.00
Class C	$0.00	$0.00	$0.00	$0.00	$19,250,000.00	1.00	$0.00	0.00

Total				$0.00	$539,920,000.00	1.00	$0.00	0.00

				Beginning Period		Add: Deposit		Ending Period
Principal Funding Account Limit				$269,960,000.00				$269,960,000.00
Principal Funding Account balance				$0.00		$0.00		$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.

“EU/UK Risk Retention Disclosure

The Servicer is authorized by the Originators to confirm and hereby confirms that the Originators continue to hold the EU/UK Retained Interest in accordance with the terms of the EU/UK Risk Retention Agreement dated August 11, 2022 and executed in connection with Series 2022-6. Capitalized terms used herein have the meaning given to them in the EU/UK Risk Retention Agreement. “